CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Outstanding ordinary shares CNY	Additional paid-in capital CNY	Treasury shares CNY	Statutory reserves CNY	Retained earnings CNY	Accumulated other comprehensive loss CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011	339	522,470		5,792	7,956	(3,040)		533,517
Balance (in shares) at Dec. 31, 2011	47,489,394
Increase (Decrease) in Shareholders' Equity
Net income					58,937			58,937
Issuance of ordinary shares upon exercise of options	6	6,037						6,043
Issuance of ordinary shares upon exercise of options (in shares)	913,801
Issuance (use) of ordinary shares to (under) depository for exercise of options (in shares)	(13,801)
Share-based compensation		13,363						13,363
Appropriation to statutory reserves				3,710	(3,710)			3,710
Repurchase of ordinary shares			(63,702)					(63,702)
Cancellation of treasury shares	(2)	(5,697)	5,699
Cancellation of treasury shares (in shares)	(258,450)
Foreign currency translation adjustments						(772)		(772)
Balance at Dec. 31, 2012	343	536,173	(58,003)	9,502	63,183	(3,812)		547,386
Balance (in shares) at Dec. 31, 2012	48,130,944
Increase (Decrease) in Shareholders' Equity
Net income					63,656			63,656
Issuance of ordinary shares upon exercise of options	6	8,103						8,109
Issuance of ordinary shares upon exercise of options (in shares)	981,992
Dividend distribution to shareholders		(48,246)						(48,246)
Issuance (use) of ordinary shares to (under) depository for exercise of options (in shares)	(81,992)
Share-based compensation		10,428						10,428
Appropriation to statutory reserves				472	(472)			472
Repurchase of ordinary shares			(33,097)					(33,097)
Foreign currency translation adjustments						(9,018)		(9,018)
Balance at Dec. 31, 2013	349	506,458	(91,100)	9,974	126,367	(12,830)		539,218
Balance (in shares) at Dec. 31, 2013	49,030,944							49,030,944
Increase (Decrease) in Shareholders' Equity
Net income					20,107		3,240	20,107
Issuance of ordinary shares upon exercise of options	5	8,699						8,704
Issuance of ordinary shares upon exercise of options (in shares)	647,269
Dividend distribution to shareholders		(165,951)						(165,951)
Issuance (use) of ordinary shares to (under) depository for exercise of options (in shares)	252,731
Share-based compensation		9,562						9,562
Appropriation to statutory reserves				129	(129)			129
Repurchase of ordinary shares			(26,380)					(26,380)
Foreign currency translation adjustments						1,780	287	1,780
Balance at Dec. 31, 2014	354	358,768	(117,480)	10,103	146,345	(11,050)	$ 62,380	387,040
Balance (in shares) at Dec. 31, 2014	49,930,944						49,930,944